STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Class A Voting [Member]	Class B Non-Voting [Member]	Advances By Founder [Member]	Accumulated Deficit [Member]	Total
Balance, begining at Dec. 31, 2018
Balance, begining (in shares) at Dec. 31, 2018
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class A Voting Membership Units	$ 100				100
Issuance of Class A Voting Membership Units (in shares)	1,000,000
Advances by founders.net			482,172		482,172
Net loss				(355,915)	(355,915)
Balance, ending at Dec. 31, 2019	$ 100		482,172	(355,915)	126,357
Balance, ending (in shares) at Dec. 31, 2019	1,000,000	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class A Voting Membership Units		$ 1
Issuance of Class A Voting Membership Units (in shares)		25,000
Issuance of Membership Units		$ 1			1
Issuance of Membership Units (in shares)	(25,000)	25,000
Advances by founders.net			(66,172)		(66,172)
Net loss				(374,178)	(374,178)
Balance, ending at Dec. 31, 2020	$ 100	$ 1	416,000	(730,093)	(313,992)
Balance, ending (in shares) at Dec. 31, 2020	975,000	25,000
Balance, begining at Feb. 28, 2021	$ 100	$ 1	416,000	(765,497)	(349,396)
Balance, begining (in shares) at Feb. 28, 2021	975,000	25,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class A Voting Membership Units		$ 1
Issuance of Class A Voting Membership Units (in shares)		25,000
Advances by founders.net			(21,012)		(21,012)
Net loss				(147,074)	(147,074)
Balance, ending at May. 31, 2021	$ 100	$ 1	$ 394,988	$ (912,571)	$ (517,482)
Balance, ending (in shares) at May. 31, 2021	975,000	25,000